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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  ----
     This Amendment [Check only one.]:  [   ]  is a restatement
                                        [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:                BVF Inc.
                ------------------------------------------------------------
Address:             227 West Monroe Street, Suite 4800
                ------------------------------------------------------------
                     Chicago, Illinois  60606
                ------------------------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Mark N. Lampert
                    ------------------------------------------------------------
Title:                    President
                    ------------------------------------------------------------
Phone:                    (312) 263-7777
                    ------------------------------------------------------------


Signature, Place and Date of Signing:


     /s/ MARK N. LAMPERT             San Francisco, California         02/13/03
---------------------------------  --------------------------------   ----------
        [Signature]                       [City, State]
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                  Page 1 of 3

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[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:                                 1
                                                        ------------------------
Form 13F Information Table Entry Total:                           31
                                                        ------------------------
Form 13F Information Table Value Total:                         149,115
                                                        ------------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.    Form 13F File Number           Name
     1                  28-6770           BVF Partners L.P.
-------   -----------------------       ----------------------------------------

                                  Page 2 of 3

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Page 3 of 3


                             FORM 13F (SEC USE ONLY)

                       Name of Reporting Manager: BVF Inc.
----------------------------------------------------------------------------------------------------------------------------
            Column 1:               Column 2:      Column 3:     Column 4:              Column 5:              Column 6:
                                     Title of                      Value                                       Investment
         Name of Issuer               Class          CUSIP       (x$1000)                                      Discretion
---------------------------------- ------------- -------------- ------------ -------------------------------- -------------
                                                                                Shrs        Sh/       Put/
                                                                                 Prn        Prn       Call
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------

---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Aclara Biosciences, Inc.           Com           00461P106               78       37,000     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Advanced Magnetics, Inc.           Com           00753P103            5,954    1,417,633     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Applied Molecular Evolution        Com           03823E108            6,646    3,242,092     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Arena Pharmaceuticals, Inc.        Com           040047102           49,856    7,658,412     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Arqule, Inc.                       Com           04269E107              655      214,700     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Atherogenics, Inc.                 Com           047439104            2,360      318,470     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Autoimmune Inc.                    Com           052776101            2,271    3,605,297     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Biocryst Pharmaceuticals Inc.      Com           09058V103            2,066    2,151,600     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Cortech, Inc.                      Com New       22051J308            1,944      762,466     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Corvas Int'l, Inc.                 Com           221005101            8,470    5,464,729     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Curagen Corporation                Com           23126R101            7,257    1,560,700     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
DOV Pharmaceutical, Inc.           Com           259858108           13,935    2,049,300     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Epimmune Inc.                      Com           29425Y101               97      105,700     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Flamel Technologies, S.A.          Sponsored     338488109            5,722    1,315,500     Sh                 Defined
                                   ADR
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Genome Therapeutics Corp.          Com           372430108              321      204,300     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Icos Corp.                         Com           449295104              447       19,100     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Medarex Inc.                       Com           583916101            3,568      903,236     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Immunogen Inc.                     Com           45253H101              612      197,400     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Insmed Inc.                        Com           457669208            1,520    3,385,432     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Intrabiotics Pharmaceuticals,      Com           46116T100               84      288,900     Sh                 Defined
Inc.
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Neurogen Corp.                     Com           64124E106            2,222      612,249     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Paradigm Genetics, Inc.            Com           69900R106               53      180,700     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Pharmacyclics, Inc.                Com           716933106            3,434      961,900     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
QLT, Inc.                          Com           746927102            1,120      131,200     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Repligen Corp.                     Com           759916109           11,595    3,814,100     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Seattle Genetics, Inc.             Com           812578102            1,287      415,300     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Synaptic Pharmaceutical Corp.      Com           87156R109            3,131      493,783     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
3-Dimensional Pharmaceutical       Com           88554W104            6,498    2,011,625     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Viropharma Inc.                    Com           928241108               28       19,500     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Zonagen Inc.                       Com           98975L108              459      468,400     Sh                 Defined
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
Johnson & Johnson                  Com           478160104            5,425      101,000               Put
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------
CUMULATIVE TOTAL                                                    149,115
---------------------------------- ------------- -------------- ------------ ------------ --------- --------- -------------



---------------------------------- ----------------------------- ---------------------------
            Column 1:                Column 7:                    Column 8:
                                       Other
         Name of Issuer              Managers                 Voting Authority
---------------------------------- -------------- ------------------------------------------
                                                      Sole           Shared         None

---------------------------------- -------------- -------------- --------------- -----------

---------------------------------- -------------- -------------- --------------- -----------
Aclara Biosciences, Inc.                 1               37,000
---------------------------------- -------------- -------------- --------------- -----------
Advanced Magnetics, Inc.                 1            1,417,633
---------------------------------- -------------- -------------- --------------- -----------
Applied Molecular Evolution              1            3,242,092
---------------------------------- -------------- -------------- --------------- -----------
Arena Pharmaceuticals, Inc.              1            7,658,412
---------------------------------- -------------- -------------- --------------- -----------
Arqule, Inc.                             1              214,700
---------------------------------- -------------- -------------- --------------- -----------
Atherogenics, Inc.                       1              318,470
---------------------------------- -------------- -------------- --------------- -----------
Autoimmune Inc.                          1            3,605,297
---------------------------------- -------------- -------------- --------------- -----------
Biocryst Pharmaceuticals Inc.            1            2,151,600
---------------------------------- -------------- -------------- --------------- -----------
Cortech, Inc.                            1              762,466
---------------------------------- -------------- -------------- --------------- -----------
Corvas Int'l, Inc.                       1            5,464,729
---------------------------------- -------------- -------------- --------------- -----------
Curagen Corporation                      1            1,560,700
---------------------------------- -------------- -------------- --------------- -----------
DOV Pharmaceutical, Inc.                 1            2,049,300
---------------------------------- -------------- -------------- --------------- -----------
Epimmune Inc.                            1              105,700
---------------------------------- -------------- -------------- --------------- -----------
Flamel Technologies, S.A.                1            1,315,500

---------------------------------- -------------- -------------- --------------- -----------
Genome Therapeutics Corp.                1              204,300
---------------------------------- -------------- -------------- --------------- -----------
Icos Corp.                               1               19,100
---------------------------------- -------------- -------------- --------------- -----------
Medarex Inc.                             1              903,236
---------------------------------- -------------- -------------- --------------- -----------
Immunogen Inc.                           1              197,400
---------------------------------- -------------- -------------- --------------- -----------
Insmed Inc.                              1            3,385,432
---------------------------------- -------------- -------------- --------------- -----------
Intrabiotics Pharmaceuticals,            1              288,900
Inc.
---------------------------------- -------------- -------------- --------------- -----------
Neurogen Corp.                           1              612,249
---------------------------------- -------------- -------------- --------------- -----------
Paradigm Genetics, Inc.                  1              180,700
---------------------------------- -------------- -------------- --------------- -----------
Pharmacyclics, Inc.                      1              961,900
---------------------------------- -------------- -------------- --------------- -----------
QLT, Inc.                                1              131,200
---------------------------------- -------------- -------------- --------------- -----------
Repligen Corp.                           1            3,814,100
---------------------------------- -------------- -------------- --------------- -----------
Seattle Genetics, Inc.                   1              415,300
---------------------------------- -------------- -------------- --------------- -----------
Synaptic Pharmaceutical Corp.            1              493,783
---------------------------------- -------------- -------------- --------------- -----------
3-Dimensional Pharmaceutical             1            2,011,625
---------------------------------- -------------- -------------- --------------- -----------
Viropharma Inc.                          1               19,500
---------------------------------- -------------- -------------- --------------- -----------
Zonagen Inc.                             1              468,400
---------------------------------- -------------- -------------- --------------- -----------
Johnson & Johnson                        1              101,000
---------------------------------- -------------- -------------- --------------- -----------
CUMULATIVE TOTAL
---------------------------------- -------------- -------------- --------------- -----------
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